May 11, 2015

VIA EDGAR

==========

Securities and Exchange Commission

Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:

PSP Family of Funds (the “Trust”) (File Nos. 333-148558 and 811-22164) on behalf of the PSP Multi-Manager Fund (the “Fund”), a series of the Trust

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund does not differ from those contained in Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on May 4, 2015.

If you have any questions concerning the foregoing, please call the undersigned at (888) 523-4233.

Sincerely,

PSP Family of Funds

/s/ Sean McCooey

Sean McCooey

President

cc:

Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101